Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts		$ 45,900,000
Debt instrument, unamortized discount (premium) and debt issuance costs, net		216,156				$ 212,622
Undrawn amounts		10,941,063
Unsecured
Debt Instrument [Line Items]
Undrawn amounts		9,275,000
Amount outstanding		$ 34,915,349				$ 34,295,349
5.10% Senior Unsecured Debt Due 2029 | Unsecured
Debt Instrument [Line Items]
Face amount					$ 800,000
Interest rate (in percentage)					5.10%
5.30% Senior Unsecured Debt Due 2034 | Unsecured
Debt Instrument [Line Items]
Face amount					$ 700,000
Interest rate (in percentage)					5.30%
6.45% Senior Unsecured Notes Due 2027 | Unsecured
Debt Instrument [Line Items]
Interest rate (in percentage)				6.45%			6.45%
Unsecured Term Loan | Line of Credit | Unsecured
Debt Instrument [Line Items]
Face amount			$ 1,000,000
Unsecured Term Loan | Line of Credit | Institutional Secured Term Loans Setanta Facility
Debt Instrument [Line Items]
Amount outstanding			$ 1,000,000
AerFunding Revolving Credit Facility | Term Loan | Subsequent event
Debt Instrument [Line Items]
Term out period	24 months
Fixed-rate Reset Junior Subordinated Notes Due 2055 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Face amount	$ 750,000
Interest rate (in percentage)	6.95%